Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

4. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Cash on hand	—	—	—
Cash at bank	74,093	92,216	12,633
Other cash and cash equivalents	1,039	370	51
	75,132	92,586	12,684